Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Information

15. Segment Information

The Company has three reportable segments: Banking and Wealth Management, Mortgage Banking, and Corporate Services. The Company’s reportable business segments are strategic business units that offer distinctive products and services marketed through different channels. These segments are managed separately because of their marketing and distribution requirements.

The Banking and Wealth Management segment includes all banking, lending and investing products and services offered to customers either over the web or telephone or through financial centers or financial advisors. Activity relating to recent acquisitions has been included in the Banking and Wealth Management segment.

The Mortgage Banking segment includes the origination and servicing of mortgage loans and focuses primarily on residential loans for purposes of resale to government-sponsored enterprises, institutional investors or for investment by the Banking and Wealth Management segment.

The Corporate Services segment consists of services provided to the Banking and Wealth Management and Mortgage Banking segments including executive management, technology, legal, human resources, marketing, corporate development, treasury, accounting, finance and other services and transaction-related items. Direct expenses are allocated to the operating segments; unallocated expenses are included in Corporate Services. Certain other expenses, including interest expense on trust preferred debt and transaction-related items, are included in the Corporate Services segment.

The chief operating decision maker’s review of each segment’s performance is based on segment income, which is defined as income from operations before income taxes and certain corporate allocations. Additionally, total net revenue is defined as net interest income before provision for loan and lease losses and total noninterest income.

Intersegment revenue among the Company’s business units reflects the results of a funds transfer pricing (FTP) process, which takes into account assets and liabilities with similar interest rate sensitivity and maturity characteristics and reflects the allocation of net interest income related to the Company’s overall asset and liability management activities. This provides for the creation of an economic benchmark, which allows the Company to determine the profitability of the Company’s products and cost centers, by calculating profitability spreads between product yields and internal references. However, business segments have some latitude to retain certain interest rate exposures related to customer pricing decisions within guidelines.

FTP serves to transfer interest rate risk to the Treasury function through a transfer pricing methodology and cost allocating model. The basis for the allocation of net interest income is a function of the Company’s methodologies and assumptions that management believes are appropriate to accurately reflect business segment results. These factors are subject to change based on changes in current interest rates and market conditions.

The results of each segment are reported on a continuing basis. The following table presents financial information of reportable segments as of and for the three and six months ended June 30, 2012 and 2011. The Eliminations column includes intersegment eliminations required for consolidation purposes.

	As of and for the Three Months Ended June 30, 2012
	Banking and Wealth Management	Mortgage Banking		Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$114,801	$11,790		$(1,607)	$—	$124,984
Total net revenue	140,406	60,314	(1)	(1,613)	—	199,107
Intersegment revenue	(2,277)	2,277		—	—	—
Depreciation and amortization	7,080	409		1,798	—	9,287
Income before income taxes	59,819	(7,872	)(1)	(34,380)	—	17,567
Total assets	13,327,046	1,902,152		124,406	(312,780)	15,040,824

	As of and for the Three Months Ended June 30, 2011
	Banking and Wealth Management	Mortgage Banking	Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$105,107	$9,487	$(1,684)	$—	$112,910
Total net revenue	120,835	46,691	(1,683)	—	165,843
Intersegment revenue	(1,805)	1,805	—	—	—
Depreciation and amortization	3,104	540	1,541	—	5,185
Income before income taxes	66,386	(2,035)	(29,223)	—	35,128
Total assets	11,140,910	1,482,997	130,615	(234,348)	12,520,174

	As of and for the Six Months Ended June 30, 2012
	Banking and Wealth Management	Mortgage Banking		Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$221,346	$22,286		$(3,025)	$—	$240,607
Total net revenue	272,179	118,683	(1)	(2,939)	—	387,923
Intersegment revenue	(4,901)	4,901		—	—	—
Depreciation and amortization	13,470	996		3,625	—	18,091
Income before income taxes	121,652	(22,394	)(1)	(63,051)	—	36,207
Total assets	13,327,046	1,902,152		124,406	(312,780)	15,040,824

	As of and for the Six Months Ended June 30, 2011
	Banking and Wealth Management		Mortgage Banking	Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$211,032		$18,909	$(3,338)	$—	$226,603
Total net revenue	242,666		101,351	1,372	—	345,389
Intersegment revenue	(4,061)		4,061	—	—	—
Depreciation and amortization	5,662		1,098	2,883	—	9,643
Income before income taxes	111,251	(2)	(2,388)	(57,459)	—	51,404
Total assets	11,140,910		1,482,997	130,615	(234,348)	12,520,174

(1)	Segment earnings in the Mortgage Banking segment included a $30,135 charge for MSR impairment for the three months ended June 30, 2012 and a $45,279 charge for MSR impairment for the six months ended June 30, 2012
(2)	Segment earnings in the Banking and Wealth Management segment included an $8,680 charge for the write off of the remaining Tygris indemnification asset for the six months ended June 30, 2011

31. Segment Information

The Company has three reportable segments: Banking and Wealth Management, Mortgage Banking, and Corporate Services. The Company’s reportable business segments are strategic business units that offer distinctive products and services marketed through different channels. These segments are managed separately because of their marketing and distribution requirements.

The Banking and Wealth Management segment includes all banking, lending and investing products and services offered to customers either over the web or telephone or through financial centers or financial advisors. Activity relating to both the TCFG and Bank of Florida acquisitions has been included in the Banking and Wealth Management segment.

The Mortgage Banking segment includes the origination and servicing of mortgage loans and focuses primarily on residential loans for purposes of resale to government-sponsored enterprises, institutional investors or for investment by the Banking and Wealth Management segment.

The Corporate Services segment consists of services provided to the Banking and Wealth Management and Mortgage Banking segments including executive management, technology, legal, human resources, marketing, corporate development, treasury, accounting, finance and other services and transaction-related items. Direct expenses are allocated to the operating segments; unallocated expenses are included in Corporate Services. Certain other expenses, including interest expense on trust preferred debt and transaction-related items, are included in the Corporate Services segment.

The accounting policies of these business segments are the same as those described in Note 2. Each segment’s performance is based on its segment earnings/(loss), which is defined as profit /(loss) from operations before income taxes and certain corporate allocations. Additionally, total net revenue is defined as net interest income before provision for loan and lease losses and total noninterest income.

Intersegment revenue among the Company’s business units reflects the results of a funds transfer pricing (FTP) process, which takes into account assets and liabilities with similar interest rate sensitivity and maturity characteristics and reflects the allocation of net interest income related to the Company’s overall asset and liability management (ALM) activities. This provides for the creation of an economic benchmark, which allows the Company to determine the profitability of the company’s products and cost centers, by calculating profitability spreads between product yields and internal references. However, business segments have some latitude to retain certain interest rate exposures related to customer pricing decisions within guidelines.

FTP serves to transfer interest rate risk to the Treasury function through a transfer pricing methodology and cost allocating model. The basis for the allocation of net interest income is a function of the Company’s methodologies and assumptions that management believes are appropriate to accurately reflect business segment results. These factors are subject to change based on changes in current interest rates and market conditions.

The results of each segment are reported on a continuing basis. The following table presents financial information of reportable segments as of and for the years ended December 31, 2011, 2010 and 2009. The Eliminations column includes intersegment eliminations required for consolidation purposes.

	2011
	Banking and Wealth Management		Mortgage Banking		Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$419,415		$39,536		$(6,641)	$—	$452,310
Total net revenue	504,760	(1)	182,571	(1)	(1,918)	—	685,413
Intersegment revenue	(9,248)		9,248		—	—	—
Depreciation and amortization	15,923		2,063		6,169	—	24,155
Income before income taxes	241,146	(1)	(38,765	)(1)	(120,867)	—	81,514
Total assets	11,658,702	(1)	1,557,421		99,886	(274,331)	13,041,678

	2010
	Banking and Wealth Management		Mortgage Banking	Corporate Services		Eliminations	Consolidated
Net interest income (expense)	$434,811		$38,298	$(7,769)		$—	$465,340
Total net revenue	497,197		259,740	66,210	(2)	—	823,147
Intersegment revenue	(603)		603	—		—	—
Depreciation and amortization	7,945		2,272	4,671		—	14,888
Income before income taxes	233,521		32,313	(15,961	)(2)	—	249,873
Total assets	10,117,289	(2)	1,957,897	49,325		(116,625)	12,007,886

	2009
	Banking and Wealth Management	Mortgage Banking	Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$253,352	$32,708	$(8,677)	$—	$277,383
Total net revenue	286,171	231,860	(8,550)	—	509,481
Intersegment revenue	9,383	(9,383)	—	—	—
Depreciation and amortization	2,661	2,526	4,029	—	9,216
Income before income taxes	85,300	77,065	(73,975)	—	88,390
Total assets	6,522,869	1,543,370	24,148	(30,208)	8,060,179

(1)	Segment earnings in the Mortgage Banking segment included a $39,455 charge for MSR impairment. Segment earnings in the Banking and Wealth Management segment included an $8,680 charge for the write off of the remaining Tygris indemnification asset. Total assets in the Banking and Wealth Management segment includes $9,999 of goodwill related to the Bank of Florida Acquisition.
(2)	Segment earnings in the Corporate Services segment included a $68,056 bargain purchase gain from the acquisition of TCFG. Segment earnings in the Banking and Wealth Management segment included a $22,023 write down of the Tygris indemnification asset. Total assets in the Banking and Wealth Management segment includes $9,999 of goodwill related to the Bank of Florida Acquisition.